EMPLOYEE BENEFITS (Details) - Schedule of liability for short-term - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Schedule of liability for short-term [Abstract]
Profit-sharing and bonuses	[1]	$ 2,186	$ 91,153

[1]	Accounts payables to employees (Note 20 letter b)